Stock-based Compensation (Deferred Share Unit Plans) (Details) - DSU Plan - Deferred Share Unit Plans	12 Months Ended
Dec. 31, 2020 $ / shares shares
Employee
Share Unit Plans: Units
Share Unit Plans: Outstanding, Beginning Balance | shares	704,597
Share Unit Plans: Granted including DRIP | shares	84,790
Share Unit Plans: Exercised | shares	(127,389)
Share Unit Plans: Outstanding and exercisable, Ending Balance | shares	661,998
Share Unit Plans: Weighted Average Grant Date Fair Value
Share Unit Plans: Weighted Average Grant Date Fair Value: Outstanding, Beginning Balance | $ / shares	$ 34.69
Share Unit Plans: Weighted Average Grant Date Fair Value: Granted including DRIP | $ / shares	47.74
Share Unit Plans: Weighted Average Grant Date Fair Value: Exercised | $ / shares	30.5
Share Unit Plans: Weighted Average Grant Date Fair Value: Outstanding and exercisable, Ending Balance | $ / shares	$ 37.17
Director
Share Unit Plans: Units
Share Unit Plans: Outstanding, Beginning Balance | shares	531,454
Share Unit Plans: Granted including DRIP | shares	93,008
Share Unit Plans: Exercised | shares	(33,338)
Share Unit Plans: Outstanding and exercisable, Ending Balance | shares	591,124
Share Unit Plans: Weighted Average Grant Date Fair Value
Share Unit Plans: Weighted Average Grant Date Fair Value: Outstanding, Beginning Balance | $ / shares	$ 39.96
Share Unit Plans: Weighted Average Grant Date Fair Value: Granted including DRIP | $ / shares	51.65
Share Unit Plans: Weighted Average Grant Date Fair Value: Exercised | $ / shares	41.89
Share Unit Plans: Weighted Average Grant Date Fair Value: Outstanding and exercisable, Ending Balance | $ / shares	$ 41.69